Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	$ 17,586	$ 18,952
Demand note due from owner	142,069	143,241
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	17,586	18,952
Demand note due from owner	$ 142,069	$ 143,241